Document and Entity Information Document	Jul. 01, 2020	May 13, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date		May 13, 2020
Entity Registrant Name		VECTOR GROUP LTD.
Entity Central Index Key		0000059440
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		1-5759
Entity Tax Identification Number		65-0949535
Entity Address, Address Line One		4400 Biscayne Boulevard
Entity Address, City or Town		Miami
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33137
City Area Code	305
Local Phone Number		579-8000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, par value $0.10 per share
Trading Symbol		VGR
Security Exchange Name		NYSE
Entity Emerging Growth Company		false